Financial Instruments (Details 2) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	$ (4.3)	$ (10.3)
Foreign exchange contracts [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	(0.9)	(6.0)
Commodity contracts [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives	(3.4)	(4.0)
Interest Rate Contract [Member]
Components of the loss recognized in accumulated other comprehensive loss on derivatives
Components of the loss recognized in accumulated other comprehensive loss on derivatives		$ (0.3)